N-2 - USD ($)				3 Months Ended
		Sep. 20, 2022	Sep. 16, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001222401
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		BLACKROCK CORPORATE HIGH YIELD FUND, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales load (as a percentage of offering price) (1)	None
Offering expenses borne by the Fund (as a percentage of offering price) (1)	None
Dividend reinvestment plan fees	$0.02 per share for open-market purchases of common shares (2)

(1)
Total offering expenses, which will borne by the Advisor and not the Fund or Common Shareholders, are estimated to be $132,068 in the aggregate, or approximately
0.06%
of the estimated Subscription price, which assumes that the Rights offering is fully subscribed.

(2)
Computershare Trust Company, N.A.’s (in such capacity, the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your Common Shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0.02
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	0.00%
Annual Expenses [Table Text Block]
Estimated Annual Expenses ( as a percentage of net assets attributable to Common Shares )
Management fees (3) (4)	0.86%
Other Expenses (5)	0.47%
Miscellaneous Other Expenses	0.06%
Interest Expense (6)	0.41%
Total Annual Fund Operating Expenses	1.33%
Fee Waivers and/or Expense Reimbursements (4)	—
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (3)(4)	1.33%
(3)
The Fund currently pays the Advisor a contractual management fee at an annual rate of 0.60% based on an aggregate of (i) the Fund’s average daily Net Assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage (together, “average daily Managed Assets”). ”Net Assets” means the total assets of the Fund minus the sum of the accrued liabilities. The liquidation preference of any outstanding preferred stock (other than accumulated dividends) is not considered a liability in determining the Fund’s net asset value. The Fund uses leverage in the form of a credit facility, which as of December 31, 2021 amounted to approximately 30.6% of the Fund’s Managed Assets (approximately 44.2% of the Fund’s net assets). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Fund’s net assets attributable to Common Shares are the Fund’s Managed Assets minus the value of the Fund’s assets attributable to indebtedness constituting financial leverage. Thus, when the Fund uses leverage, its net assets attributable to Common Shares are less than its Managed Assets and its expenses (including the management fee) stated as a percentage of its net assets attributable to Common Shares are greater than they would be if stated as a percentage of its Managed Assets. This table reflects the fact that you, as a Common Shareholder, bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common stock than if the Fund did not use leverage.

(4)	The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2024. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2024. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act, of the Fund (the “Independent Directors”)) or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

(5)
Other expenses are estimated assuming net proceeds of the Rights offering to be approximately
$214,544,369,
based on the estimated Subscription Price per Common Share of
$8.77
(95% of the average of the last reported sales price of the Fund’s Common Shares on the NYSE on September 16, 2022 and each of the four (4) preceding trading days), assuming all new Common Shares offered are sold and that the expenses related to the Rights offering estimated at approximately $132,068 are paid by the Advisor.

(6)
Reflects leverage, in the form of a credit facility, in an amount equal to approximately 30.6% of the Fund’s Managed Assets as of December 31, 2021. The interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes.

Management Fees [Percent]	[3],[4]	0.86%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.06%
Other Annual Expense 2 [Percent]	[5]	0.41%
Other Annual Expenses [Percent]	[6]	0.47%
Total Annual Expenses [Percent]		1.33%
Waivers and Reimbursements of Fees [Percent]	[3]	0.00%
Net Expense over Assets [Percent]	[3],[4]	1.33%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 1.33% of net assets attributable to common shares, and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$14	$42	$73	$160

*
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[7]	$ 14
Expense Example, Years 1 to 3	[7]	42
Expense Example, Years 1 to 5	[7]	73
Expense Example, Years 1 to 10	[7]	$ 160
Purpose of Fee Table , Note [Text Block]		The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our Common Shares as a percentage of net assets attributable to Common Shares. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the Rights offering.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Computershare Trust Company, N.A.’s (in such capacity, the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your Common Shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]	Other expenses are estimated assuming net proceeds of the Rights offering to be approximately
$214,544,369,
based on the estimated Subscription Price per Common Share of
$8.77
		(95% of the average of the last reported sales price of the Fund’s Common Shares on the NYSE on September 16, 2022 and each of the four (4) preceding trading days), assuming all new Common Shares offered are sold and that the expenses related to the Rights offering estimated at approximately $132,068 are paid by the Advisor.
Management Fee not based on Net Assets, Note [Text Block]		The Fund currently pays the Advisor a contractual management fee at an annual rate of 0.60% based on an aggregate of (i) the Fund’s average daily Net Assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage (together, “average daily Managed Assets”). ”Net Assets” means the total assets of the Fund minus the sum of the accrued liabilities. The liquidation preference of any outstanding preferred stock (other than accumulated dividends) is not considered a liability in determining the Fund’s net asset value. The Fund uses leverage in the form of a credit facility, which as of December 31, 2021 amounted to approximately 30.6% of the Fund’s Managed Assets (approximately 44.2% of the Fund’s net assets). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Fund’s net assets attributable to Common Shares are the Fund’s Managed Assets minus the value of the Fund’s assets attributable to indebtedness constituting financial leverage. Thus, when the Fund uses leverage, its net assets attributable to Common Shares are less than its Managed Assets and its expenses (including the management fee) stated as a percentage of its net assets attributable to Common Shares are greater than they would be if stated as a percentage of its Managed Assets. This table reflects the fact that you, as a Common Shareholder, bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common stock than if the Fund did not use leverage.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Fund’s investment objective is to provide shareholders with current income. The Fund’s secondary investment objective is to provide shareholders with capital appreciation. The Fund’s investment objectives are fundamental policies and may not be changed with the approval of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act).
Risk Factors [Table Text Block]
SPECIAL CHARACTERISTICS AND RISKS OF THE RIGHTS OFFERING
Risk is inherent in all investing. Therefore, before investing in the Common Shares you should consider the risks associated with such an investment carefully. See “Risks” in the Prospectus. The following summarizes some of the matters that you should consider before investing in the Fund through the Rights offering:
Dilution
. Record Date Shareholders who do not fully exercise their Rights will, at the completion of the Rights offering, own a smaller proportional interest in the Fund than owned prior to the Rights offering. The completion of the Rights offering will result in immediate voting dilution for such shareholders. In addition, because the Subscription Price will be less than the NAV per Common Share as of the Expiration Date, the completion of this Rights offering will result in an immediate dilution of the NAV per Common Share for all existing Common Shareholders (
i.e.
, will cause the NAV per Common Share to decrease). As a result, existing Common Shareholders will experience immediate dilution even if they fully exercise their Rights. The amount of such dilution is not currently determinable because it is not known how many Common Shares will be subscribed for, what the NAV per Common Share or market price of the Common Shares will be on the Expiration Date or what the Subscription Price per Common Share will be. If the Subscription Price is substantially less than the current NAV per Common Share, this dilution could be substantial.
You will experience an immediate dilution of the aggregate NAV per Common Share if you do not participate in the Rights offering and will experience a reduction in the NAV per Common Share whether or not you exercise your Rights, as the Subscription Price will be below the Fund’s NAV per Common Share on the Expiration Date, because:

•	the offered Common Shares are being sold at less than their current NAV; and

•	the number of Common Shares outstanding after the Rights offering will have increased proportionately more than the increase in the amount of the Fund’s net assets.
Furthermore, if you do not participate in the over-subscription, if it is available, your percentage ownership will also be diluted. The Fund cannot state precisely the amount of dilution because it is not known at this time what the NAV per Common Share will be on the Expiration Date or what proportion of the Rights will be exercised or what the Subscription Price per Common Share will be. The impact of the Rights offering on NAV per Common Share is shown by the following example, assuming the Rights offering is fully subscribed and the estimated Subscription Price of $8.77:

Scenario(1)

NAV(2)	$9.23
Subscription Price(3)	$8.77
Reduction in NAV ($)	$(0.13)
Reduction in NAV (%)	(1.36)%

(1)	The example assumes the full primary subscription the over-subscription privilege are exercised. Actual amounts may vary due to rounding.
(2)	For illustrative purposes only. It is not known at this time what the NAV per Common Share will be on the Expiration Date.

(3)
For illustrative purposes only; reflects an estimated Subscription Price of
$8.77
based upon 95% of the average of the last reported sales price of the Fund’s Common Shares on the NYSE on September 16, 2022 and each of the four (4) preceding trading days. It is not known at this time what the Subscription Price will be on the Expiration Date.

If you do not wish to exercise your Rights, you should consider selling them as set forth in this Prospectus Supplement. Any cash you receive from selling your Rights may serve as partial compensation for dilution of your interest in the Fund. The Fund cannot give assurance, however, that a market for the Rights will develop or that the Rights will have any marketable value.
Additionally, the fact that the Advisor, and not the Fund, is paying all offering expenses (which include, among other items, the expenses of preparing, printing and mailing the prospectus and Rights subscription materials for the Rights offering, SEC registration fees and the fees assessed by service providers (including the cost of the Fund’s counsel and independent registered public accounting firm)) may reduce the effects of dilution as a result of the Rights offering since the Fund’s net assets will not additionally be reduced by the expenses of conducting the Rights offering and since the Fund will receive as proceeds from the Rights offering the full Subscription Price for each Common Share issued.
The Fund’s largest shareholders could increase their percentage ownership in the Fund through the exercise of the primary subscription and over-subscription privilege.
Risks of Investing in Rights.
Shares of
closed-end
funds such as the Fund frequently trade at a discount to NAV. The Subscription Price may be greater than the market price of a Common Share on the Expiration Date. If that is the case, the Rights will have no value, and a person who exercises Rights will experience an immediate loss of value.
Leverage.
Leverage creates a greater risk of loss, as well as a potential for more gain, for the Common Shares than if leverage were not used. Following the completion of the Rights offering, the Fund’s amount of leverage outstanding will decrease. The leverage of the Fund as of September 14, 2022 was approximately 25.3% of the Fund’s Managed Assets. After the completion of the Rights offering, the amount of leverage outstanding is expected to decrease to approximately 22.2% of the Fund’s Managed Assets. The use of leverage for investment purposes creates opportunities for greater total returns but at the same time increases risk. When leverage is employed, the NAV and market price of the Common Shares and the yield to holders of Common Shares may be more volatile. Any investment income or gains earned with respect to the amounts borrowed in excess of the interest due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s Common Shares may decrease more quickly than would otherwise be the case, and distributions on the Common Shares could be reduced or eliminated. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for distribution to holders of the Common Shares.
Because the fee paid to the Advisor is calculated on the basis of the Fund’s Managed Assets, which include the proceeds of leverage, the dollar amount of the management fee paid by the Fund to the Advisor will be higher (and the Advisor will be benefited to that extent) when leverage is used. The Advisor will use leverage only if it believes such action would result in a net benefit to the Fund’s shareholders after taking into account the higher fees and expenses associated with leverage (including higher management fees).
The Fund’s leveraging strategy may not be successful.
Increase in Share Price Volatility; Decrease in Share Price.
The Rights offering may result in an increase in trading of the Common Shares, which may increase volatility in the market price of the Common Shares. The Rights offering may result in an increase in the number of shareholders wishing to sell their Common Shares, which would exert downward price pressure on the price of Common Shares.

Under-Subscription.
It is possible that the Rights offering will not be fully subscribed. Under-subscription of the Rights offering would have an impact on the net proceeds of the Rights offering and whether the Fund achieves any benefits.

Share Price [Table Text Block]
PRICE RANGE OF COMMON SHARES
The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per Common Share, and the NAV per Common Share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of Common Shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price		Trading
During Quarter Ended	High	Low	High	Low	High	Low	Volume
June 30, 2022	$11.08	$9.10	$11.20	$9.62	(1.12)%	(5.42)%	24,910,668
March 31, 2022	$12.22	$9.98	$11.98	$10.79	2.00%	(7.51)%	30,947,672
December 31, 2021	$12.43	$11.52	$12.21	$11.90	1.80%	(3.27)%	19,474,596
September 30, 2021	$12.65	$12.01	$12.33	$12.12	2.60%	(0.91)%	20,231,911
June 30, 2021	$12.38	$11.56	$12.26	$12.02	0.98%	(3.83)%	21,432,936
March 31, 2021	$11.77	$11.07	$12.18	$11.96	(3.37)%	(7.44)%	25,244,337
December 31, 2020	$11.78	$10.59	$11.94	$11.31	(1.34)%	(6.37)%	21,156,937
September 30, 2020	$11.31	$10.24	$11.57	$10.82	(2.25)%	(5.36)%	25,012,993
June 30, 2020	$10.54	$8.31	$11.29	$9.27	(6.64)%	(10.36)%	43,349,102
March 31, 2020	$11.71	$6.64	$12.07	$8.25	(2.98)%	(19.52)%	65,363,656

As of September 16, 2022, the NAV per Common Share of the Fund was $9.57 and the market price per Common Share was $8.98, representing a discount to NAV of (6.17)%. Common Shares of the Fund have historically traded at both a premium and discount to NAV.
As of September 16, 2022, the Fund has outstanding 122,317,200 Common Shares.

Lowest Price or Bid				$ 9.1	$ 9.98	$ 11.52	$ 12.01	$ 11.56	$ 11.07	$ 10.59	$ 10.24	$ 8.31	$ 6.64
Highest Price or Bid				11.08	12.22	12.43	12.65	12.38	11.77	11.78	11.31	10.54	11.71
Lowest Price or Bid, NAV				9.62	10.79	11.9	12.12	12.02	11.96	11.31	10.82	9.27	8.25
Highest Price or Bid, NAV				$ 11.2	$ 11.98	$ 12.21	$ 12.33	$ 12.26	$ 12.18	$ 11.94	$ 11.57	$ 11.29	$ 12.07
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(1.12%)	2.00%	1.80%	2.60%	0.98%	(3.37%)	(1.34%)	(2.25%)	(6.64%)	(2.98%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(5.42%)	(7.51%)	(3.27%)	(0.91%)	(3.83%)	(7.44%)	(6.37%)	(5.36%)	(10.36%)	(19.52%)
Latest Share Price			$ 8.98
Latest Premium (Discount) to NAV [Percent]			(6.17%)
Latest NAV			$ 9.57
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITALIZATION
The following table sets forth the unaudited capitalization of the Fund as of June 30, 2022 and its adjusted capitalization assuming the Common Shares available in the Rights offering discussed in this Prospectus Supplement had been issued.

	Actual (unaudited)	As Adjusted (unaudited)
Shareholders’ equity applicable to Common Shares:
Common Shares, no par value	122,317,200	146,780,640
Paid-in surplus*	1,551,509,936	1,766,054,305
Distributions in excess of net investment income, net realized gain on investments, futures contracts, and foreign currency transactions	0	0
Accumulated Gain/(Loss)	(142,304,169)	(142,304,169)
Net unrealized appreciation	(253,174,426)	(253,174,426)
Net assets applicable to Common Shares	1,156,031,341	1,370,575,710

*	As adjusted paid-in surplus reflects the issuance of 24,463,440 Common Shares issued in the primary subscription at the estimated Subscription Price of $8.77.

Other Securities [Table Text Block]

Number of Rights Required to Purchase One Common Share
A holder of Rights may purchase one Common Share of the Fund for every five Rights exercised (1 for 5); however, any Record Date Shareholder (as defined below) who owns fewer than five Common Shares as of the close of business on the Record Date may subscribe for one full Common Share. See “Terms of the Rights Offering.”

Other Security, Title [Text Block]		Subscription Rights to Acquire Shares of Common Stock
Other Security, Description [Text Block]
Terms of the Rights Offering
One transferable subscription right (a “Right”) will be issued for each common share of the Fund (each, a “Common Share,” and collectively, the “Common Shares”) held on the Record Date (as defined below). Rights are expected to trade on the New York Stock Exchange (the “NYSE”) under the symbol “HYT RT.” The Rights will allow Common Shareholders to subscribe for new Common Shares of the Fund. 122,317,200 Common Shares of the Fund are outstanding as of September 19, 2022. Five Rights will be required to purchase one Common Share (1 for 5); however, any Record Date Shareholder (as defined below) who owns fewer than five Common Shares as of the close of business on the Record Date may subscribe for one full Common Share. Shares of the Fund, as a closed-end
fund, can trade at a discount to net asset value (“NAV”). Upon exercise of the Rights offering, Fund shares will be issued at a price below NAV per Common Share. An over-subscription privilege will be offered, subject to the right of the Board to eliminate the over-subscription privilege. Approximately 24,463,440 Common Shares of the Fund will be issued if all Rights are exercised. See “Terms of the Rights Offering.”

The Fund has declared monthly distributions payable on September 30, 2022 and October 31, 2022 with record dates of September 15, 2022 and October 5, 2022, respectively.
Any Common Shares issued after such record dates as a result of the Rights offering will not be record date shares for the Fund’s monthly distributions to be paid on September
 30, 2022 and October
 31, 2022 and will not be entitled to receive such distributions.

The exercise of Rights by a Rights holder is irrevocable.

Warrants or Rights, Called Amount		$ 214,544,369
Warrants or Rights, Called Period [Date]		Oct. 13, 2022
Warrants or Rights, Exercise Price		$ 8.77
Dilution [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dilution
. Record Date Shareholders who do not fully exercise their Rights will, at the completion of the Rights offering, own a smaller proportional interest in the Fund than owned prior to the Rights offering. The completion of the Rights offering will result in immediate voting dilution for such shareholders. In addition, because the Subscription Price will be less than the NAV per Common Share as of the Expiration Date, the completion of this Rights offering will result in an immediate dilution of the NAV per Common Share for all existing Common Shareholders (
i.e.
, will cause the NAV per Common Share to decrease). As a result, existing Common Shareholders will experience immediate dilution even if they fully exercise their Rights. The amount of such dilution is not currently determinable because it is not known how many Common Shares will be subscribed for, what the NAV per Common Share or market price of the Common Shares will be on the Expiration Date or what the Subscription Price per Common Share will be. If the Subscription Price is substantially less than the current NAV per Common Share, this dilution could be substantial.
You will experience an immediate dilution of the aggregate NAV per Common Share if you do not participate in the Rights offering and will experience a reduction in the NAV per Common Share whether or not you exercise your Rights, as the Subscription Price will be below the Fund’s NAV per Common Share on the Expiration Date, because:

•	the offered Common Shares are being sold at less than their current NAV; and

•	the number of Common Shares outstanding after the Rights offering will have increased proportionately more than the increase in the amount of the Fund’s net assets.
Furthermore, if you do not participate in the over-subscription, if it is available, your percentage ownership will also be diluted. The Fund cannot state precisely the amount of dilution because it is not known at this time what the NAV per Common Share will be on the Expiration Date or what proportion of the Rights will be exercised or what the Subscription Price per Common Share will be. The impact of the Rights offering on NAV per Common Share is shown by the following example, assuming the Rights offering is fully subscribed and the estimated Subscription Price of $8.77:

Scenario(1)

NAV(2)	$9.23
Subscription Price(3)	$8.77
Reduction in NAV ($)	$(0.13)
Reduction in NAV (%)	(1.36)%

(1)	The example assumes the full primary subscription the over-subscription privilege are exercised. Actual amounts may vary due to rounding.
(2)	For illustrative purposes only. It is not known at this time what the NAV per Common Share will be on the Expiration Date.

(3)
For illustrative purposes only; reflects an estimated Subscription Price of
$8.77
based upon 95% of the average of the last reported sales price of the Fund’s Common Shares on the NYSE on September 16, 2022 and each of the four (4) preceding trading days. It is not known at this time what the Subscription Price will be on the Expiration Date.

If you do not wish to exercise your Rights, you should consider selling them as set forth in this Prospectus Supplement. Any cash you receive from selling your Rights may serve as partial compensation for dilution of your interest in the Fund. The Fund cannot give assurance, however, that a market for the Rights will develop or that the Rights will have any marketable value.
Additionally, the fact that the Advisor, and not the Fund, is paying all offering expenses (which include, among other items, the expenses of preparing, printing and mailing the prospectus and Rights subscription materials for the Rights offering, SEC registration fees and the fees assessed by service providers (including the cost of the Fund’s counsel and independent registered public accounting firm)) may reduce the effects of dilution as a result of the Rights offering since the Fund’s net assets will not additionally be reduced by the expenses of conducting the Rights offering and since the Fund will receive as proceeds from the Rights offering the full Subscription Price for each Common Share issued.
The Fund’s largest shareholders could increase their percentage ownership in the Fund through the exercise of the primary subscription and over-subscription privilege.

Risks Of Investing In Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Rights.
Shares of
closed-end
funds such as the Fund frequently trade at a discount to NAV. The Subscription Price may be greater than the market price of a Common Share on the Expiration Date. If that is the case, the Rights will have no value, and a person who exercises Rights will experience an immediate loss of value.

Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage.
Leverage creates a greater risk of loss, as well as a potential for more gain, for the Common Shares than if leverage were not used. Following the completion of the Rights offering, the Fund’s amount of leverage outstanding will decrease. The leverage of the Fund as of September 14, 2022 was approximately 25.3% of the Fund’s Managed Assets. After the completion of the Rights offering, the amount of leverage outstanding is expected to decrease to approximately 22.2% of the Fund’s Managed Assets. The use of leverage for investment purposes creates opportunities for greater total returns but at the same time increases risk. When leverage is employed, the NAV and market price of the Common Shares and the yield to holders of Common Shares may be more volatile. Any investment income or gains earned with respect to the amounts borrowed in excess of the interest due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s Common Shares may decrease more quickly than would otherwise be the case, and distributions on the Common Shares could be reduced or eliminated. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for distribution to holders of the Common Shares.
Because the fee paid to the Advisor is calculated on the basis of the Fund’s Managed Assets, which include the proceeds of leverage, the dollar amount of the management fee paid by the Fund to the Advisor will be higher (and the Advisor will be benefited to that extent) when leverage is used. The Advisor will use leverage only if it believes such action would result in a net benefit to the Fund’s shareholders after taking into account the higher fees and expenses associated with leverage (including higher management fees).
The Fund’s leveraging strategy may not be successful.

Increase in Share Price Volatility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Increase in Share Price Volatility; Decrease in Share Price.
The Rights offering may result in an increase in trading of the Common Shares, which may increase volatility in the market price of the Common Shares. The Rights offering may result in an increase in the number of shareholders wishing to sell their Common Shares, which would exert downward price pressure on the price of Common Shares.

Under Subscription [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Under-Subscription.
It is possible that the Rights offering will not be fully subscribed. Under-subscription of the Rights offering would have an impact on the net proceeds of the Rights offering and whether the Fund achieves any benefits.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to Common Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]			122,317,200

[1]	Total offering expenses, which will borne by the Advisor and not the Fund or Common Shareholders, are estimated to be $132,068 in the aggregate, or approximately 0.06% of the estimated Subscription price, which assumes that the Rights offering is fully subscribed.
[2]	Computershare Trust Company, N.A.’s (in such capacity, the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your Common Shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2024. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2024. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act, of the Fund (the “Independent Directors”)) or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
[4]	The Fund currently pays the Advisor a contractual management fee at an annual rate of 0.60% based on an aggregate of (i) the Fund’s average daily Net Assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage (together, “average daily Managed Assets”). ”Net Assets” means the total assets of the Fund minus the sum of the accrued liabilities. The liquidation preference of any outstanding preferred stock (other than accumulated dividends) is not considered a liability in determining the Fund’s net asset value. The Fund uses leverage in the form of a credit facility, which as of December 31, 2021 amounted to approximately 30.6% of the Fund’s Managed Assets (approximately 44.2% of the Fund’s net assets). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Fund’s net assets attributable to Common Shares are the Fund’s Managed Assets minus the value of the Fund’s assets attributable to indebtedness constituting financial leverage. Thus, when the Fund uses leverage, its net assets attributable to Common Shares are less than its Managed Assets and its expenses (including the management fee) stated as a percentage of its net assets attributable to Common Shares are greater than they would be if stated as a percentage of its Managed Assets. This table reflects the fact that you, as a Common Shareholder, bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common stock than if the Fund did not use leverage.
[5]	Reflects leverage, in the form of a credit facility, in an amount equal to approximately 30.6% of the Fund’s Managed Assets as of December 31, 2021. The interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes.
[6]	Other expenses are estimated assuming net proceeds of the Rights offering to be approximately $214,544,369, based on the estimated Subscription Price per Common Share of $8.77 (95% of the average of the last reported sales price of the Fund’s Common Shares on the NYSE on September 16, 2022 and each of the four (4) preceding trading days), assuming all new Common Shares offered are sold and that the expenses related to the Rights offering estimated at approximately $132,068 are paid by the Advisor.
[7]	The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.